Long-Term Deposits, Equipment Prepayments, Commitments and Other (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 08, 2023 Miners	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Miners	Dec. 31, 2022 USD ($)	Jul. 05, 2023 USD ($)	Jul. 05, 2023 CAD ($)
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Deposit			$ 17,561
Book value			11,330
Impairments of book value			6,231
Deposits construction amount			$ 7,171
Commitments, description			In December 2022, the Company renegotiated its previous purchase agreements for 48,000 Miners by extinguishing the outstanding commitments of $45,350 without penalty and establishing a $22,376 credit for deposits previously made.
Cash received				$ 3,279	$ 610	$ 814
Outstanding credit balance			$ 19,097
Number of miners (in Miners) | Miners	6,100		35,888
Miners total cost			$ 95,462
Non refundable deposit			$ 9,464
Additional bitmain T21 miners (in Miners) | Miners			28,000
Bitmain T21 miners totaling			$ 74,480
Non refundable deposit			7,448
Importation duty				25.00%
Custom duties		$ 9,424
BVVE and electrical components [Member]
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Line Items]
Deposit			$ 32,642